Equity - Additional Information (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions				1 Months Ended				4 Months Ended	6 Months Ended		12 Months Ended
	May 02, 2024	Mar. 04, 2024	Nov. 03, 2023	May 31, 2024	Aug. 31, 2023	May 31, 2023	Aug. 31, 2022	Feb. 29, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of financial assets [line Items]
Share buyback programme, authorized	€ 2,500								€ (2,500)	€ (1,500)
Share buyback programme, amount		€ 43							1,533		€ 3,482
Dividends recognised as distributions to owners				€ 2,497					€ 2,750
Dividend per ordinary share paid (in EUR per share)				€ 0.756	€ 0.35	€ 0.389	€ 0.17				€ 0.756
Share repurchase program One
Disclosure of financial assets [line Items]
Share buyback programme, authorized			€ 2,500
Share buyback programme (in shares)								195
Shares repurchased, average price per share (in EUR per share)								€ 12.87
Shares repurchased, effective price per share (in EUR per share)								€ 12.83
Share repurchase program Two
Disclosure of financial assets [line Items]
Share buyback programme, authorized		€ 50
Share buyback programme (in shares)									3
Shares repurchased, average price per share (in EUR per share)									€ 12.99
Share buyback programme, amount									€ 43
Share repurchase program Three
Disclosure of financial assets [line Items]
Share buyback programme, authorized	€ 2,500
Share buyback programme (in shares)									63
Shares repurchased, average price per share (in EUR per share)									€ 16.09
Share buyback programme, amount									€ 1,015
Reserve of gain loss FVOCI
Disclosure of financial assets [line Items]
Increase (decrease) in equity									(475)		€ 35
Reserve of gain loss FVOCI | Bank of Beijing
Disclosure of financial assets [line Items]
Increase (decrease) in equity									(476)		24
Reserve of cash flow hedges
Disclosure of financial assets [line Items]
Increase (decrease) in equity									207		(997)
Statutory reserve
Disclosure of financial assets [line Items]
Increase (decrease) in equity									416		€ 998
Currency translation reserve
Disclosure of financial assets [line Items]
Increase (decrease) in equity									(324)
Currency translation reserve | Turkey, New Lira
Disclosure of financial assets [line Items]
Increase (decrease) in equity									(83)
Currency translation reserve | United States of America, Dollars
Disclosure of financial assets [line Items]
Increase (decrease) in equity									(199)
Currency translation reserve | Russia, Rubles
Disclosure of financial assets [line Items]
Increase (decrease) in equity									(27)
Currency translation reserve | Poland, Zlotych
Disclosure of financial assets [line Items]
Increase (decrease) in equity									(5)
Currency translation reserve | Other Currency
Disclosure of financial assets [line Items]
Increase (decrease) in equity									€ (11)